PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:PROPERTY AND EQUIPMENT, NET

The composition of property and equipment is as follows:

	December 31,
	2018	2019

Cost:
Computers, software and related equipment *)	$12,976	$17,470
Leasehold improvements	6,148	6,775
Office furniture and equipment	4,213	4,369

	23,337	28,614

Less - accumulated depreciation	8,217	12,142

Depreciated cost	$15,120	$16,472

*) For the years ended December 31, 2018 and 2019, the Company capitalized $1,391 and $2,397 including $27 and $193 of share-based compensation costs, relating to its internal use software development, respectively.

Depreciation expense amounted to $2,597, $3,722 and $5,057 for the years ended December 31, 2017, 2018 and 2019, respectively.